Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000244754
Shareholder Report [Line Items]
Fund Name	Brookstone Active ETF
Trading Symbol	BAMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-active-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,069,311
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 291,457
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$53,069,311 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$291,457 Portfolio Turnover56%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	31.6%
Equity	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 500 Growth ETF	23.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
SPDR Portfolio Aggregate Bond ETF	18.0%
iShares iBonds Dec 2027 Term Treasury ETF, USD Class	13.6%
iShares Core MSCI Emerging Markets ETF	11.4%
iShares Core MSCI EAFE ETF	10.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.
C000244755
Shareholder Report [Line Items]
Fund Name	Brookstone Dividend Stock ETF
Trading Symbol	BAMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-dividend-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,936,897
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 634,885
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$94,936,897 Number of Portfolio Holdings97 Advisory Fee $634,885 Portfolio Turnover90%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.5%
Communications	1.0%
Consumer Discretionary	1.8%
Materials	2.6%
Communication Services	2.9%
Health Care	4.2%
Industrials	9.0%
Energy	12.0%
Utilities	12.2%
Consumer Staples	12.5%
Technology	14.5%
Financials	26.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Paychex, Inc.	5.1%
Blackstone, Inc.	5.0%
JPMorgan Chase & Company	4.8%
Eversource Energy	4.7%
Edison International	4.6%
PepsiCo, Inc.	4.4%
ONEOK, Inc.	4.4%
Procter & Gamble Company (The)	4.0%
Philip Morris International, Inc.	3.3%
Viper Energy, Inc., Class A	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.
C000244756
Shareholder Report [Line Items]
Fund Name	Brookstone Growth Stock ETF
Trading Symbol	BAMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-growth-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$101	0.83%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 139,307,397
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 802,012
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$139,307,397 Number of Portfolio Holdings100 Advisory Fee $802,012 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.5%
Materials	0.7%
Utilities	1.7%
Financials	4.2%
Consumer Discretionary	5.8%
Consumer Staples	7.5%
Industrials	10.0%
Communications	11.6%
Health Care	11.7%
Technology	45.9%

Largest Holdings [Text Block]
Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	4.9%
Micron Technology, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.3%
Eli Lilly & Company	4.2%
NVIDIA Corporation	4.1%
Meta Platforms, Inc., Class A	3.7%
Advanced Micro Devices, Inc.	3.1%
Visa, Inc., Class A	2.7%

C000244757
Shareholder Report [Line Items]
Fund Name	Brookstone Intermediate Bond ETF
Trading Symbol	BAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-intermediate-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Distribution of Capital [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

AssetsNet	$ 60,523,809
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 412,842
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$60,523,809 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$412,842 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 3-7 Year Treasury Bond ETF	19.9%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 7-10 Year Treasury Bond ETF	19.8%
iShares iBonds Dec 2031 Term Treasury ETF	13.3%
iShares iBonds Dec 2032 Term Treasury ETF	13.3%
iShares iBonds Dec 2033 Term Treasury ETF	13.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.
C000244758
Shareholder Report [Line Items]
Fund Name	Brookstone Opportunities ETF
Trading Symbol	BAMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-opportunities-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,930,832
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 251,124
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$48,930,832 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$251,124 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	36.9%
Equity	63.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	21.2%
Vanguard S&P 500 ETF	21.2%
State Street SPDR Dow Jones Industrial Average ETF	20.7%
iShares 0-3 Month Treasury Bond ETF	18.5%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	18.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.
C000244759
Shareholder Report [Line Items]
Fund Name	Brookstone Ultra-Short Bond ETF
Trading Symbol	BAMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-ultra-short-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 69,003,152
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 470,340
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,003,152 Number of Portfolio Holdings5 Advisory Fee $470,340 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	99.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares iBonds Dec 2026 Term Treasury ETF, USD Class	20.0%
iShares 0-3 Month Treasury Bond ETF	19.9%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.9%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	19.9%
Invesco Short Term Treasury ETF	19.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.
C000244760
Shareholder Report [Line Items]
Fund Name	Brookstone Value Stock ETF
Trading Symbol	BAMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-value-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 102,431,043
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 645,621
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,431,043 Number of Portfolio Holdings98 Advisory Fee $645,621 Portfolio Turnover94%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Utilities	0.3%
Consumer Staples	0.7%
Consumer Discretionary	1.2%
Real Estate	2.7%
Materials	4.7%
Energy	5.7%
Industrials	9.4%
Health Care	9.5%
Communications	11.4%
Technology	24.1%
Financials	26.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Microsoft Corporation	8.3%
Cisco Systems, Inc.	5.5%
Bank of America Corporation	4.6%
JPMorgan Chase & Company	4.4%
QUALCOMM, Inc.	3.5%
American Express Company	2.7%
Citigroup, Inc.	2.6%
Verizon Communications, Inc.	2.4%
Walt Disney Company (The)	2.4%
Gilead Sciences, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.
C000244761
Shareholder Report [Line Items]
Fund Name	Brookstone Yield ETF
Trading Symbol	BAMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,579,910
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 248,638
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$45,579,910 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$248,638 Portfolio Turnover138%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab High Yield Bond ETF, USD Class	20.2%
iShares Broad USD High Yield Corporate Bond ETF	20.2%
State Street SPDR Portfolio High Yield Bond ETF	20.2%
iShares High Yield Systematic Bond ETF	20.2%
iShares 0-5 Year High Yield Corporate Bond ETF	19.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.